UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006

Check here if Amendment [  ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):       [ ]  is a restatement.
                                        [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Rivanna Capital, LLC
Address::      600 Peter Jefferson Parkway, Suite 370
               Charlottesville, VA  22911

13F File Number :               28 - 11576
                                   -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig F. Colberg
Title:     Member
Phone:     434-220-0430

Signature, Place, and Date of Signing:

Craig F. Colberg
Charlottesville, VA
January 31, 2007

Report Type   (Check only one.):
[X]           13F HOLDINGS REPORT
[ ]           13F NOTICE
[ ]           13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information table Entry Total: 21

Form 13F Information Table Value Total: $184,500

List of Other Included Managers:        None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     [ NONE ]

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFILIATED MGR GP              COM              008252108     9927   94422 SH       SOLE    N/A         0 SHARED    0
ALPHARMA INC CL A              COM              020813101     9198  381654 SH       SOLE    N/A         0 SHARED    0
ARMOR HOLDINGS                 COM              042260109     6585  120047 SH       SOLE    N/A         0 SHARED    0
ASPREVA PHARMACEUTICALS CORP   COM              04538T109     5472  266540 SH       SOLE    N/A         0 SHARED    0
BIOVAIL CORP INT'L             COM              09067K106    12102  571943 SH       SOLE    N/A         0 SHARED    0
CHIQUITA BRANDS INTL           COM              170032106    11178  699923 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMERICA       COM              22025Y407    12148  268572 SH       SOLE    N/A         0 SHARED    0
CRYPTOLOGIC INC                COM              228906103    11522  497478 SH       SOLE    N/A         0 SHARED    0
CSK AUTO CORP                  COM              125965103     7879  459398 SH       SOLE    N/A         0 SHARED    0
DRS TECHNOLOGIES, INC          COM              23330X100    10240  194372 SH       SOLE    N/A         0 SHARED    0
HELIX ENERGY SOLUTIONS GROUP   COM              40642Y105     7869  250837 SH       SOLE    N/A         0 SHARED    0
INC
LO-JACK CORP COM               COM              539451104    11388  666721 SH       SOLE    N/A         0 SHARED    0
LOUISIANA PAC CORP             COM              546347105     7923  367975 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102     9561  350211 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108     4006  130151 SH       SOLE    N/A         0 SHARED    0
ORBOTECH LTD                   COM              M75253100     3992  156854 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICE        COM              740585104     5970  632400 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              817565104    13948 1360766 SH       SOLE    N/A         0 SHARED    0
SOURCE INTERLINK COS INC       COM              836151209     8183 1002810 SH       SOLE    N/A         0 SHARED    0
UNITED INDL CORP COM           COM              910671106     6200  122163 SH       SOLE    N/A         0 SHARED    0
W & T OFFSHORE                 COM              92922P106     9209  299762 SH       SOLE    N/A         0 SHARED    0